Earnings (Loss) per share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings (Loss) per share
22.
Earnings (loss) per share

Basic earnings (loss) per share attributable to controlling shareholders is computed by dividing net income (loss) attributable to controlling shareholders by the weighted average number of shares of common stock outstanding during the year.

Diluted earnings per share are computed by affecting all potential weighted average dilutive common stock, including options and restricted stock units.

The following table contains the earnings (loss) per share of the Group for the years ended December 31, 2024, 2023 and 2022:

	December 31, 2024	December 31, 2023	December 31, 2022
Net income (loss) attributable to the controlling shareholders of the Group	11,998	(13,687)	(52,419)
Weighted average number of outstanding common shares (thousands)	185,044	186,365	190,695
Basic earnings (loss) per share	0.065	(0.073)	(0.275)

	December 31, 2024	December 31, 2023	December 31, 2022
Net income (loss) attributable to the controlling shareholders of the Group	11,998	(13,687)	(52,419)
Weighted average number of outstanding common and dilutive shares (thousands)	192,334	186,365	190,695
Diluted earnings (loss) per share	0.062	(0.073)	(0.275)